Fair Value Measurements - Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Private Equity and Other Financial Instruments (Detail) - Fair Value Measurement on a Recurring Basis [Member] - Private equity and other financial instruments [Member] - Level 3 [Member]
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Market approach - market comparable companies [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
EBITDA multiple		10.4
Liquidity discount	30.00%	30.00%
Market approach - market comparable companies [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
EBITDA multiple	11.6
EBIT multiple	11.4
Revenue multiple	1.4	1.7
Market approach - market comparable companies [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
EBITDA multiple	12.8	10.4
EBIT multiple	19.3
Revenue multiple	6.2	3.6
Liquidity discount		30.00%
Option pricing model [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable listed companies' average historical volatility	49.70%	39.60%
Discount rate	(0.10%)	(0.10%)
Option pricing model [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable listed companies' average historical volatility	76.20%	78.90%
Discount rate	2.60%	1.60%
Discount cash flow model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Discount rate		16.80%
Discount cash flow model [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Discount rate	12.80%
Growth rate	1.00%
Discount cash flow model [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Discount rate	13.00%
Growth rate	2.00%